Interests In Associates And Joint Venture Entities - Summary of Major Shareholdings in Associates and Joint Venture Entities, Including their Profit/(Loss) (Detail) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019
Disclosure of significant investments in associates and joint ventures [line items]
Share of operating profit/(loss) of equity accounted investments		$ 90	$ 233	$ 399
Samarco impairment expense		(29)	(168)	(264)
Samarco dam failure provision		56	(70)	(586)
Profit/(loss) from equity accounted investments, related impairments and expenses		$ 126	$ 116	$ (546)
Carbones del Cerrejon LLC [member]
Disclosure of significant investments in associates and joint ventures [line items]
Ownership interest		33.33%	33.33%	33.33%
Share of operating profit/(loss) of equity accounted investments		$ (16)	$ 85	$ 103
Compania Minera Antamina S.A. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Ownership interest		33.75%	33.75%	33.75%
Share of operating profit/(loss) of equity accounted investments		$ 160	$ 199	$ 394
Samarco Mineracao S.A. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Ownership interest	[1],[2]	50.00%	50.00%	50.00%
Share of operating profit/(loss) of equity accounted investments	[1],[2]	$ 0
Samarco impairment expense	[1],[2]	(27)	$ (47)	$ (96)
Samarco dam failure provision	[2]	56	(70)	(586)
Samarco Germano dam decommissioning	[2]	7		(263)
Other [member]
Disclosure of significant investments in associates and joint ventures [line items]
Share of operating profit/(loss) of equity accounted investments		$ (54)	$ (51)	$ (98)

[1]	Following a change to IAS 28 the loss from working capital funding provided during the period will now be disclosed as an impairment included within the Samarco impairment expense line item and not as an operating loss. Comparative periods have been restated to reflect the change.
[2]	Refer to note 9 Significant events – Samarco dam failure for further information.